QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	January 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.8%
CONSUMER DISCRETIONARY – 30.3%
CarMax, Inc.*	3,023	$336,067
Crocs, Inc.*	2,770	284,257
Deckers Outdoor Corp.*	989	316,707
Etsy, Inc.*	1,884	295,939
Ferrari NV	1,813	418,731
Fox Factory Holding Corp.*	2,082	277,052
Home Depot, Inc. (The)	3,770	1,383,515
Lululemon Athletica, Inc.*	1,207	402,848
Pool Corp.	704	335,280
Tesla, Inc.*	2,025	1,896,858
TopBuild Corp.*	1,303	303,143
Wayfair, Inc., Class A*	1,978	308,410
Williams-Sonoma, Inc.	2,184	350,619
		6,909,426
CONSUMER STAPLES – 4.1%
Costco Wholesale Corp.	1,843	930,954
FINANCIALS – 4.1%
Blackstone, Inc.	4,530	597,824
FactSet Research Systems, Inc.	794	334,981
		932,805
HEALTH CARE – 1.2%
Repligen Corp.*	1,417	281,048
INDUSTRIALS – 11.0%
Builders FirstSource, Inc.*	4,437	301,672
Generac Holdings, Inc.*	1,127	318,242
Old Dominion Freight Line, Inc.	1,258	379,828
Ritchie Bros Auctioneers, Inc.	6,166	375,879
SiteOne Landscape Supply, Inc.*	1,504	270,901
Tetra Tech, Inc.	2,118	294,804
Trex Co., Inc.*	2,799	256,025
TriNet Group, Inc.*	3,690	314,388
		2,511,739
INFORMATION TECHNOLOGY – 47.6%
Adobe, Inc.*	1,940	1,036,542
Ambarella, Inc.*	1,109	155,426
Arista Networks, Inc.*	3,195	397,170
Azenta, Inc.	2,189	184,620
Enphase Energy, Inc.*	1,498	210,424
Entegris, Inc.	1,856	222,423
HubSpot, Inc.*	641	313,321
Intuit, Inc.	1,323	734,569
KLA Corp.	905	352,289
Lattice Semiconductor Corp.*	3,035	167,593
MaxLinear, Inc., Class A*	2,923	175,439
Monolithic Power Systems, Inc.	544	219,194
NVIDIA Corp.	7,278	1,782,091
ON Semiconductor Corp.*	4,226	249,334
Palo Alto Networks, Inc.*	880	455,312
QUALCOMM, Inc.	4,296	755,065
Rapid7, Inc.*	2,996	288,605

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Salesforce.com, Inc.*	4,056	$943,547
Shopify, Inc., Class A*	976	941,098
SolarEdge Technologies, Inc.*	876	208,681
Synaptics, Inc.*	816	171,646
Teradyne, Inc.	1,710	200,805
Trade Desk, Inc. (The), Class A*	4,880	339,355
Xilinx, Inc.	1,665	322,261
		10,826,810
MATERIALS – 1.5%
SSR Mining, Inc.	20,223	333,275
TOTAL COMMON STOCKS
(Cost $26,544,331)		22,726,057

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	62,026	62,026
TOTAL SHORT TERM INVESTMENTS
(Cost $62,026)		62,026
TOTAL INVESTMENTS – 100.1%
(Cost $26,606,357)		22,788,083
Liabilities in Excess of Other Assets – (0.1%)		(13,498)
TOTAL NET ASSETS – 100.0%		$22,774,585

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.